                                             Semi-Annual Report o April 30, 1998

[LOGO]
                     International
                     Growth & Income
                     Portfolio




                                                            INTERNATIONAL STOCKS




--------------------------------------------------------------------------------
                              INVESTMENT PRODUCTS:
              NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
--------------------------------------------------------------------------------

TABLE OF CONTENTS

Letter to Our Shareholders                                                     1
 ................................................................................
Portfolio Environment and Outlook                                              2
 ................................................................................
Fund Facts                                                                     3
 ................................................................................
Portfolio Highlights                                                           4
 ................................................................................
Fund Performance                                                               5
 ................................................................................

CITIFUNDS INTERNATIONAL GROWTH & INCOME PORTFOLIO

Statement of Assets and Liabilities                                            6
 ................................................................................
Statement of Operations                                                        7
 ................................................................................
Statement of Changes in Net Assets                                             8
 ................................................................................
Financial Highlights                                                           9
 ................................................................................
Notes to Financial Statements                                                 10
 ................................................................................

INTERNATIONAL PORTFOLIO

Portfolio of Investments                                                      13
 ................................................................................
Statement of Assets and Liabilities                                           15
 ................................................................................
Statement of Operations                                                       15
 ................................................................................
Statement of Changes in Net Assets                                            16
 ................................................................................
Financial Highlights                                                          16
 ................................................................................
Notes to Financial Statements                                                 17
 ................................................................................

LETTER TO OUR SHAREHOLDERS

Dear CitiFunds Shareholder:

This semi-annual report covers the period from March 2, 1998 (Commencement of Operations), through April 30, 1998, for the CitiFundsSM International Growth & Income Portfolio. Inside, we discuss the market conditions the Portfolio's Subadviser, Hotchkis and Wiley, faced, the strategies it employed and its outlook for the future.

   Overall, the past several months were positive for international stocks. After worldwide setbacks in the aftermath of the Asian financial crisis during the fourth quarter of 1997, most international stock markets rebounded during the first four months of 1998. We are pleased to report that CitiFunds International Growth & Income Portfolio participated in a portion of the international stock markets' gains since it began operations on March 2, 1998.

   As you have probably heard, Citicorp recently announced its intention to merge with The Travelers Group. The completion of the merger is subject to the satisfaction of certain conditions. As necessary, we will provide you with information that specifically affects the Fund.

   On behalf of the Board of Trustees, we want to thank you for your participation and confidence in the CitiFunds family of funds.

/s/ Philip W. Coolidge

    Philip W. Coolidge
    President
    May 16, 1998

PORTFOLIO ENVIRONMENT AND OUTLOOK

   While some international stock markets have performed quite well over the past few months, others have languished. The subadviser believes that this mixed performance is a continuation of the trends of the past several years, in which markets located in different regions of the world have produced widely divergent rates of return.

   Most notably, European stocks have performed quite well. In fact, many of the stock markets of continental Europe have outperformed even the United States' S&P 500 Index over the past several years. That's because many European companies appear to be benefitting from their efforts to improve productivity, boost profits and enhance shareholder value. European companies are streamlining their operations in anticipation of the debut of the European Monetary Union and a single European currency, the Euro. Companies that have become accustomed to dominating their national markets will soon compete in a larger continental market.

   In contrast, the Japanese stock market has continued to perform poorly. Japan's economy remained mired in recession as its financial system continued to struggle with serious structural problems. Although there are signs that much-needed reforms are now underway, the process of change has been extremely slow.

   The emerging markets of Southeast Asia have also been in crisis over the past several months. These markets were hard-hit by currency devaluations during the summer of 1997. Despite relatively sound economic conditions in the Americas, the emerging markets of Latin America also declined because of a "spill-over" effect from the Asian crisis.

   The Portfolio focused on investments in Europe, and tended to avoid the Asian markets. In fact, as of April 30, 1998, more than 70% of the Portfolio's assets were invested in European companies. In addition, it is important to note that the Portfolio had little direct exposure to the emerging markets of Southeast Asia and Latin America. Instead, the subadviser's management team preferred investments in companies located in the world's developed markets.

   More specifically, the Portfolio's managers found attractive investments in Europe's mid-capitalization stocks--generally in the $3 billion to $5 billion range --that have not yet participated in the market rally to the extent that their larger counterparts have. Because these mid-cap stocks are selling at lower valuations than many larger companies, the management team believes they have the potential to appreciate significantly as investors look for new opportunities over the coming months. Many of the mid-cap companies added to the portfolio since the Fund began operation on March 2, 1998, were found in the Swiss, German and U.K. markets.

   The portfolio received good returns from a number of companies in the financial services industry, including banks and insurance firms. These companies were attractively valued when they were purchased, and have since appreciated significantly. In addition, certain European automobile suppliers and telecommunications companies contributed substantially to the portfolio's performance. As a result, the management team has taken profits in some of stocks that reached their pre-determined target prices.

   The subadviser remains optimistic about the future of international stocks, but recognizes that some areas of the world will produce better returns than others. The subadviser believes that Europe remains one of the world's most promising stock markets. Companies throughout Europe should continue to benefit from their efforts to become more competitive and profitable, as well as from the opportunities soon to be afforded by a single, pan-European marketplace.
   At the same time, the subadviser will continue to favor companies that pay above-average dividends. In the subadviser's view, dividends may help limit price declines in falling markets. In addition, the subadviser believes that above-average dividend yields may be a sign that a stock is priced below its true value.
   The management team's strategy going forward is to buy dividend-paying stocks that they believe are priced well below their true worth. To find such companies, the managers analyze underlying business and industry trends. That analysis generally leads to a list of companies that meet three key criteria: high dividend payments, future earnings potential and financial strength. The management team then analyzes the companies on that list, including personal meetings with senior management. In our view, this disciplined investment approach should enable shareholders to participate in the growth and income opportunities of overseas markets.


FUND FACTS

FUND OBJECTIVE
Current income and long-term growth of income accompanied by growth of capital.

INVESTMENT MANAGER                       DIVIDENDS
Citibank, N.A.                           Paid semi-annually, if any

PORTFOLIO SUBADVISER                     CAPITAL GAINS
Hotchkis and Wiley                       Distributed annually, if any

COMMENCEMENT OF OPERATIONS               BENCHMARKS
March 2, 1998                            o MSCI EAFE Index

NET ASSETS AS OF 4/30/98                 o Lipper International Equity Funds
$20.1 million                              Average

PORTFOLIO HIGHLIGHTS
--------------------------------------------------------------------------------

INDUSTRIES AS A % OF THE PORTFOLIO AS OF APRIL 30, 1998 (Unaudited)

INDUSTRY                                                      % OF COMMON STOCKS
--------------------------------------------------------------------------------
Food & Beverages                                                     12.7%
Banking                                                              12.4%
Conglomerates                                                        10.1%
Industrial Machinery                                                  7.5%
Insurance                                                             5.6%
Construction Materials                                                4.6%
Miscellaneous                                                         4.4%
Financial Services                                                    4.3%
Electrical Utilities                                                  3.6%
Paper                                                                 3.3%
Gas Exploration                                                       3.1%
Chemicals                                                             2.7%
Electronics                                                           2.6%
Steel                                                                 2.5%
Household Appliances                                                  2.3%
Mining                                                                1.8%
Real Estate                                                           1.7%
Tobacco                                                               1.6%
Toys, Amusement & Sporting Goods                                      1.6%
Non-Ferrous Metals                                                    1.5%
Business Services                                                     1.4%
Investment Companies                                                  1.4%
Retail Trade                                                          1.1%
Drugs & Healthcare                                                    1.1%
Apparel & Textiles                                                    1.0%
Automobiles                                                           1.0%
Agricultural Machinery                                                0.7%
Telephone                                                             0.6%
Leisure                                                               0.6%
Air Travel                                                            0.4%
Broadcasting                                                          0.4%
Containers & Glass                                                    0.2%
Household Appliances                                                  0.2%


PORTFOLIO COMPOSITION AS OF APRIL 30, 1998 (Unaudited)

          United Kindgom                             25%
          Japan                                      11%
          Switzerland                                10%
          France                                     10%
          Hong Kong                                   7%
          Netherlands                                 7%
          Germany                                     5%
          Other                                      25%

FUND PERFORMANCE

TOTAL RETURNS
                                                            SINCE
FOR THE PERIOD MARCH 2, 1998 TO APRIL 30, 1998              3/2/98
(Unaudited)                                              (INCEPTION)*
--------------------------------------------------------------------------------
CitiFunds International Growth & Income Portfolio             6.40%
Lipper International Equity Funds Average                     6.55%+
MSCI EAFE Index                                               3.94%+

*Not Annualized
+From 2/28/98

Growth of a $10,000 Investment

A $10,000 investment in the Fund made on inception date would have grown to $10,640 (as of 4/30/98). The graph shows how the Fund compares to its benchmarks over the same period.

                   CitiFunds      Lipper International
                 International        International            S&P 500 Barra
                Growth & Income       Equity Funds              Value Index
                   Portfolio             Average                (unmanaged)

 3/2/98           $10,000.00           $10,000.00               $10,000.00
3/31/98            10,500.00            10,511.00                10,310.00
4/30/98            10,640.00            10,655.00                10,393.51

The graph assumes all dividends and distributions from the Fund are reinvested at Net Asset Value.

Notes: All Fund performance numbers represent past performance, and are no guarantee of future results. The Fund's share price and investment return will fluctuate, so that the value of an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns include change in share price and reinvestment of dividends and distributions, if any. Total return figures are provided in accordance with SEC guidelines for comparative purposes for prospective investors and reflects certain voluntary fee waivers which may be terminated at anytime. If the waivers were not in place, the fund's returns would have been lower.

CitiFunds International Growth & Income Portfolio
STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
ASSETS:
Investment in International Portfolio, at value (Note 1A)            $19,526,856
Receivable for shares of beneficial interest sold                        544,787
Other assets                                                               4,548
--------------------------------------------------------------------------------
 Total assets                                                         20,076,191
--------------------------------------------------------------------------------
LIABILITIES:
Accrued expenses and other liabilities                                    14,504
--------------------------------------------------------------------------------
NET ASSETS for 1,885,640 shares of beneficial interest outstanding   $20,061,687
--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Paid-in capital                                                      $19,350,581
Unrealized appreciation                                                  638,278
Accumulated net realized gain                                             26,213
Undistributed net investment income                                       46,615
--------------------------------------------------------------------------------
 Total                                                               $20,061,687
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
PER SHARE OF BENEFICIAL INTEREST                                          $10.64
--------------------------------------------------------------------------------

See notes to financial statements

CITIFUNDS INTERNATIONAL GROWTH & INCOME PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE PERIOD MARCH 2, 1998 (COMMENCEMENT OF OPERATIONS) TO APRIL 30, 1998 (Unaudited)
----------------------------------------------------------------------------------------
INVESTMENT INCOME (Note 1B):
Dividend Income from International Portfolio
  (net of foreign withholding tax of ($17,424))                    $77,272
Interest Income from International Portfolio                         1,795
Foreign Tax reclaims                                                 4,552
Allocated Expenses from International Portfolio                    (20,405)
----------------------------------------------------------------------------------------
                                                                                $ 63,214
----------------------------------------------------------------------------------------
EXPENSES:
Distribution fees (Note 3)                                           5,537
Management fees (Note 2)                                             5,537
Audit fees                                                           2,725
Shareholder reports                                                  2,000
Registration fees                                                    1,686
Transfer agent fees                                                  1,000
Legal fees                                                           1,000
Custody and Fund Accounting fees                                     1,000
Trustees fees                                                          870
Miscellaneous fees                                                     781
----------------------------------------------------------------------------------------
  Total expenses                                                    22,136
Less aggregate amount waived by the Manager (Note 2)                (5,537)
----------------------------------------------------------------------------------------
  Net expenses                                                                    16,599
----------------------------------------------------------------------------------------
Net investment income                                                             46,615
----------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN FROM
  INTERNATIONAL PORTFOLIO:
Net realized gain                                                   26,213
Net change in unrealized appreciation                              638,278
----------------------------------------------------------------------------------------
  Net realized and unrealized gain from International Portfolio                  664,491
----------------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations                            $711,106
----------------------------------------------------------------------------------------

See notes to financial statements

CITIFUNDS INTERNATIONAL GROWTH & INCOME PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

FOR THE PERIOD MARCH 2, 1998 (COMMENCEMENT OF OPERATIONS) TO APRIL 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
INCREASE IN NET ASSETS FROM:
OPERATIONS:
Net investment income                                                $   46,615
Net realized gain                                                        26,213
Net change in unrealized appreciation                                   638,278
--------------------------------------------------------------------------------
Net increase in net assets resulting from operations                    711,106
--------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL
INTEREST (NOTE 5):
Net proceeds from sale of shares                                     20,034,295
Net asset value of shares issued to shareholders
 from reinvestment of distributions                                          --
Cost of shares repurchased                                             (683,714)
--------------------------------------------------------------------------------
Net increase in net assets from transactions
 in shares of beneficial interest                                    19,350,581
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                                           20,061,687
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                                          --
--------------------------------------------------------------------------------
End of period (including undistributed
 net investment income of $46,615)                                   $20,061,687
--------------------------------------------------------------------------------

See notes to financial statements

CITIFUNDS INTERNATIONAL GROWTH & INCOME PORTFOLIO
FINANCIAL HIGHLIGHTS

FOR THE PERIOD MARCH 2, 1998 (COMMENCEMENT OF OPERATIONS) TO APRIL 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
Net Asset Value, beginning of period                                     $10.00
--------------------------------------------------------------------------------
Income From Operations:
Net investment income                                                     0.025
Net realized and unrealized gain (loss) on investments                    0.615
--------------------------------------------------------------------------------
  Total from operations                                                    0.64
--------------------------------------------------------------------------------
Less Distributions From:
Net investment income                                                        --
Net realized gain on investments                                             --
--------------------------------------------------------------------------------
  Total distributions                                                        --
--------------------------------------------------------------------------------
Net Asset Value, end of period                                           $10.64
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                               $20,062
Ratio of expenses to average net assets (A)                               1.65%*
Ratio of net investment income to average net assets                      2.10%*
Total return                                                              6.40%+

Note: If Agents of the Fund for the periods indicated had not voluntarily waived a portion of their fees, the net investment income (loss) per share and the ratios would have been as follows:

Net investment income (loss) per share                                    0.018
RATIOS:
Expenses to average net assets (A)                                        1.90%*
Net investment income to average net assets                               1.85%*
--------------------------------------------------------------------------------

 * Annualized.
(A)Includes the Fund's share of International Portfolio allocated expenses for the period indicated.
 + Not Annualized.

See notes to financial statements

CITIFUNDS INTERNATIONAL GROWTH & INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES CitiFunds International Growth & Income Fund (the "Fund") is a separate diversified series of CitiFunds International Trust (the "Trust"), a Massachusetts business trust. The Fund commenced operations on March 2, 1998. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund currently invests all of its investable assets in International Portfolio (the "Portfolio"), a management investment company for which Citibank, N.A. ("Citibank") serves as Investment Manager. CFBDS, Inc. ("CFBDS") acts as the Fund's Sub-Administrator and Distributor.

   The Trust seeks to achieve the Fund's investment objective of current income and long-term growth of income by investing all of its investable assets in the Portfolio, an open-end, diversified management investment company having the same investment objective and policies and substantially the same investment restrictions as the Fund. The value of such investment reflects the Fund's proportionate interest (7.30% at April 30, 1998) in the net assets of the Portfolio.

   The financial statements of the Portfolio, including the portfolio of investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Fund are as follows:

   A. Investment Valuation Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

   B. Investment Income The Fund earns income, net of Portfolio expenses, daily based on its investment in the Portfolio.

   C. Federal Taxes The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investment transactions. Accordingly, no provision for federal income or excise tax is necessary.

   D. Expenses The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and CFBDS. Expenses incurred by the Trust with respect to any two or more funds or series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund. The Fund's share of the Portfolio's expenses are charged against and reduce the amount of the Fund's investment in the Portfolio.

   E. Distributions Distributions to shareholders are recorded on ex-dividend date. The amount and character of income and net realized gains to be distributed are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. These differences are attributable to permanent book and tax accounting differences. Reclassifications are made to the Fund's capital accounts to reflect income and net realized gains available for distribution (or available capital loss carryovers) under income tax rules and regulations.

   F. Other All the net investment income, realized and unrealized gain and loss of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and the other investors in the Portfolio at the time of such determination. Investment transactions are accounted for on the trade date basis. Realized gains and losses are determined on the identified cost basis.

2. MANAGEMENT FEES Citibank is responsible for overall management of the Fund's business affairs, and has a Management Agreement with the Fund. Citibank also provides certain administrative services to the Fund. These administrative services include providing general office facilities and supervising the overall administration of the Fund. CFBDS acts as Sub-Administrator and performs such duties and receives such compensation from Citibank as from time to time is agreed to by Citibank and CFBDS. Citibank is a wholly-owned subsidiary of Citicorp. Citicorp recently announced its intentions to merge with The Travelers Group. Completion of the merger is subject to the satisfaction of certain conditions.

   The management fees paid to Citibank are accrued daily and payable monthly. The management fee is computed at the annual rate of 0.25% of the Fund's average daily net assets. The management fee amounted to $5,537, all of which was voluntarily waived for the period March 2, 1998 (Commencement of Operations) to April 30, 1998.

   The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Sub-Administrator, all of whom receive remuneration for their services to the Trust from the Sub-Administrator or its affiliates.

3. DISTRIBUTION FEES The Fund has adopted a Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, in which the Fund pays fees for distributions, sales and marketing and shareholder services at an annual rate not to exceed 0.25% of the Fund's average daily net assets. The Distribution fees amounted to $5,537 for the period March 2, 1998 (Commencement of Operations) to April 30, 1998.

4. INVESTMENT TRANSACTIONS Increases and decreases in the Fund's investment in the Portfolio for the period March 2, 1998 (Commencement of Operations) to April 30, 1998 aggregated $19,489,613 and $685,910, respectively.

5. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares of beneficial interest were as follows:

--------------------------------------------------------------------------------
FOR THE PERIOD MARCH 2, 1998 (COMMENCEMENT OF OPERATIONS) TO APRIL 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
Shares sold                                                        1,950,491
Shares issued to shareholders from reinvestment of distributions          --
Shares repurchased                                                   (64,851)
--------------------------------------------------------------------------------
  Net increase                                                     1,885,640
--------------------------------------------------------------------------------

INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS   April 30, 1998
(Unaudited)

ISSUER                                               SHARES         VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--98.2%
--------------------------------------------------------------------------------
AUSTRIA -- 0.8%
--------------------------------------------------------------------------------
Bohler-Uddeholm                                        31,283      $  2,306,615
                                                                   ------------
AUSTRALIA -- 2.8%
--------------------------------------------------------------------------------
Australia & New Zealand Banking Group                 658,440         4,596,592
Pioneer International, Ltd.                           641,253         1,831,968
Quantas Airways                                       736,479         1,124,062
                                                                   ------------
                                                                      7,552,622
                                                                   ------------
CANADA -- 3.9%
--------------------------------------------------------------------------------
Canadian Imperial Bank of Commerce                     74,481         2,648,595
Imasco, Ltd.                                           97,661         3,677,783
Noranda, Inc.                                         194,180         4,005,951
                                                                   ------------
                                                                     10,332,329
                                                                   ------------
FINLAND -- 3.0%
--------------------------------------------------------------------------------
Metra AB                                              104,655         2,632,419
The Rauma Group Oy                                     71,693         1,342,615
UPM-Kymmene Oy                                        136,958         4,111,305
                                                                   ------------
                                                                      8,086,339
                                                                   ------------
FRANCE -- 9.5%
--------------------------------------------------------------------------------
Elf Aquitaine                                          27,480         3,607,007
La Farge                                                4,646           426,650
La Farge Coppee                                        55,760         5,268,953
Pernod-Ricard                                          51,516         3,556,669
SEITA                                                 111,821         5,022,737
Societe Generale                                       25,055         5,218,576
Usinor Sacilor                                        149,563         2,239,340
                                                                   ------------
                                                                     25,339,932
                                                                   ------------
GERMANY -- 4.6%
--------------------------------------------------------------------------------
Commerzbank AG                                        115,367         4,448,690
Draegerwerk AG                                        124,818         2,879,533
Dyckerhoff AG                                          10,781         3,712,718
Vossloh AG                                             21,227         1,383,945
                                                                   ------------
                                                                     12,424,886
                                                                   ------------
GREAT BRITAIN -- 24.6%
--------------------------------------------------------------------------------
Abbey National                                        230,727         4,334,072
Allied Domecq PLC                                     451,470         4,644,318
BTR PLC                                             1,197,982         3,982,680
B.A.T. Industries                                     456,388         4,305,576
Coats Viyella                                       1,714,716         2,667,430
Commercial Union                                      280,488         5,250,036
Cookson Group                                       1,050,730         4,719,037
Elementis                                             411,878         1,047,201
Hanson                                                770,119         4,544,047
Hillsdown Holdings                                  1,618,438         4,845,817
Hyder                                                 221,420         3,562,951
Lex Service                                           366,400         3,707,907
Mckenchnie                                            264,175         2,200,589
National Westminister Bank                             83,836         1,678,582
Powergen                                              273,236         3,692,897
Safeway                                               501,006         2,987,586
Tate & Lyle                                           277,800         2,230,445
Tomkins                                               913,067         5,376,049
                                                                   ------------
                                                                     65,777,220
                                                                   ------------
HONG KONG -- 7.0%
--------------------------------------------------------------------------------
Clp Holdings, Ltd.                                    545,500         2,619,752
Dao Heng Bank Group, Ltd.                             867,000         2,563,168
Dickson Concepts International, Ltd.                  612,833           846,542
HSBC Holdings                                          62,716         1,789,341
Hang Lung  Development Co.                          1,602,635         2,089,674
Hong Kong  Telecommunications                         850,200         1,591,518
New World Development Co.                             873,790         2,487,357
South China Morning Post                            1,577,486           946,980
Swire Pacific                                         736,000         3,677,150
                                                                   ------------
                                                                     18,611,482
                                                                   ------------
IRELAND -- 3.1%
--------------------------------------------------------------------------------
Greencore Group                                       612,240         3,738,663
Jefferson Smurfit Group                             1,243,360         4,625,387
                                                                   ------------
                                                                      8,364,050
                                                                   ------------
ITALY -- 1.7%
--------------------------------------------------------------------------------
Eni Spa                                               664,100         4,459,576
                                                                   ------------
JAPAN -- 10.9%
--------------------------------------------------------------------------------
Koito Manufacturing  Co.                              405,000         2,081,004
Kyocera Corp.                                          79,700         4,179,523
MOS Food Services                                     194,000         2,470,077
NSK, Ltd.                                             536,000         1,927,883
Nichicon Corp.                                        255,000         2,774,671
Nintendo Co.                                           45,900         4,210,564
Promise Co.                                            76,000         3,859,151
Sekisui Chemical Co.                                  219,000         1,203,060
Sony Corp.                                             24,100         2,004,995
Suzuki Motor Corp.                                    304,000         2,614,115
Yodogawa Steel Works                                  456,000         1,929,575
                                                                   ------------
                                                                     29,254,618
                                                                   ------------
MALAYSIA -- 0.8%
--------------------------------------------------------------------------------
Genting Berhad                                        458,600         1,524,568
Malaysian International  Shipping Berhad              316,000           550,670
                                                                   ------------
                                                                      2,075,238
                                                                   ------------
NETHERLANDS -- 7.4%
--------------------------------------------------------------------------------
ABN Amro Holdings NV                                  149,597         3,643,469
Akzo Nobel NV                                          23,337         4,748,036
Hollandsche Beton Groep                               101,730         2,120,109
ING Groep NV                                           82,133         5,338,381
Koninklijke PTT                                        74,956         3,873,772
                                                                   ------------
                                                                     19,723,767
                                                                   ------------
NEW ZEALAND -- 0.4%
--------------------------------------------------------------------------------
Fletcher Challenge Building                           608,789         1,230,984
                                                                   ------------
NORWAY -- 1.9%
--------------------------------------------------------------------------------
Kvaerner ASA                                           40,737         1,808,336
Nycomed Amersham                                      101,706         3,300,836
                                                                   ------------
                                                                      5,109,172
                                                                   ------------
SINGAPORE -- 0.4%
--------------------------------------------------------------------------------
Fraser & Neave, Ltd.                                  225,000         1,009,479
                                                                   ------------
SPAIN -- 2.2%
--------------------------------------------------------------------------------
Banco Santander SA                                    113,270         5,987,023
                                                                   ------------
Sweden -- 2.5%
--------------------------------------------------------------------------------
Electrolux AB                                          45,130         4,197,055
Gettinge Industries                                   109,745         2,438,148
                                                                   ------------
                                                                      6,635,203
                                                                   ------------
SWITZERLAND -- 9.9%
--------------------------------------------------------------------------------
Forbo Holdings                                          8,564         4,394,722
Nestle SA                                               2,463         4,776,628
Saurer AG                                               3,500         3,533,822
Schweizerische Rueckversicherungs-Gesellschaft          2,317         5,111,143
Schweizerische Industrie-Gesellschaft Holding AG        7,048         5,861,982
Sulzer AG                                               3,764         2,696,634
                                                                   ------------
                                                                     26,374,931
                                                                   ------------
UNITED STATES -- 0.8%
--------------------------------------------------------------------------------
Jardine Matheson                                      492,000         2,076,240
                                                                   ------------

WARRANTS -- 0.0%
--------------------------------------------------------------------------------
Bolton Properties* Exp. 9/15/01                        23,750             1,464
                                                                   ------------

TOTAL COMMON STOCKS                                                 262,733,170
                                                                   ------------

SHORT-TERM OBLIGATIONS -- 2.3%
--------------------------------------------------------------------------------
State Street Repurchase Agreement 5.00% due 5/01/98
   proceeds at maturity $6,192,860 (collateralized
   by $6,170,000 U.S. Treasury Note 5.625% due
   11/30/99, valued at $6,316,538)                                    6,192,000
                                                                   ------------

TOTAL INVESTMENTS (Identified Cost $226,173,839)       100.5%       268,925,170

OTHER ASSETS, LESS LIABILITIES                          (0.5)        (1,436,005)
                                                       -----       ------------
NET ASSETS                                             100.0%      $267,489,165
                                                       =====       ============

* Non income producing

See notes to financial statements

INTERNATIONAL PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
ASSETS:
Investments at value (Note 1A) (Identified Cost, $226,173,839)     $268,925,170
Foreign currency, at value (Cost $428,131)                              424,078
Cash                                                                        382
Dividends and interest receivable                                     1,269,765
Receivable for investments sold                                         350,810
--------------------------------------------------------------------------------
  Total assets                                                      270,970,205
--------------------------------------------------------------------------------
LIABILITIES:
Payable for investments purchased                                     3,067,271
Payable to affiliates--Management fees (Note 2)                         173,906
Accrued expenses and other liabilities                                  239,863
--------------------------------------------------------------------------------
  Total liabilities                                                   3,481,040
--------------------------------------------------------------------------------
NET ASSETS                                                         $267,489,165
--------------------------------------------------------------------------------
REPRESENTED BY:
Paid-in capital for beneficial interests                           $267,489,165
--------------------------------------------------------------------------------

INTERNATIONAL PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE PERIOD NOVEMBER 1, 1997 (COMMENCEMENT OF OPERATIONS) TO APRIL 30, 1998 (Unaudited)
----------------------------------------------------------------------------------------------
INVESTMENT INCOME: (Note 1B)
Dividend income (net of foreign withholding tax of $449,557)       $2,840,752
Interest income                                                       175,511
----------------------------------------------------------------------------------------------
  Total investment income                                                          $ 3,016,263
----------------------------------------------------------------------------------------------
EXPENSES:
Management fees (Note 2)                                              995,465
Custody and Fund Accounting fees                                      178,672
Audit fees                                                             17,300
Legal fees                                                             10,730
Trustees fees                                                           2,602
Miscellaneous                                                           2,232
----------------------------------------------------------------------------------------------
  Total expenses                                                                     1,207,001
----------------------------------------------------------------------------------------------
Net investment income                                                                1,809,262
----------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investment transactions                (2,435,338)
Net realized gain (loss) on foreign exchange currency transactions     (8,067)
----------------------------------------------------------------------------------------------
  Net realized gain (loss)                                                          (2,443,405)
----------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments          42,747,278
Less: unrealized appreciation from contributed assets              12,088,710
----------------------------------------------------------------------------------------------
Unrealized appreciation of investments                                              30,658,568
----------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) of investments                            28,215,163
----------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                               $30,024,425
----------------------------------------------------------------------------------------------

See notes to financial statements

INTERNATIONAL PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

FOR THE PERIOD NOVEMBER 1, 1997 (COMMENCEMENT OF OPERATIONS) TO APRIL 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income                                              $  1,809,262
Net realized gain on investment transactions (2,443,405)
Unrealized appreciation of investments                               30,658,568
--------------------------------------------------------------------------------
Net increase in net assets resulting from operations                 30,024,425
--------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions                                         564,751,446
Value of withdrawals                                               (327,286,706)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets from capital transactions     237,464,740
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS:                                         267,489,165
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                                          --
--------------------------------------------------------------------------------
End of period                                                      $267,489,165
--------------------------------------------------------------------------------


INTERNATIONAL PORTFOLIO
FINANCIAL HIGHLIGHTS

FOR THE PERIOD NOVEMBER 1, 1997 (COMMENCEMENT OF OPERATIONS) TO APRIL 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                             $267,489
Ratio of expenses to average net assets                                  0.97%*
Ratio of net investment income to average net assets                     1.45%*
Portfolio turnover                                                         19%
--------------------------------------------------------------------------------

 *  Annualized

See notes to financial statements

INTERNATIONAL PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES International Portfolio (the "Portfolio"), a separate series of The Asset Allocation Portfolios (the "Portfolio Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The Investment Manager of the Portfolio is Citibank, N.A. ("Citibank"). Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Portfolio's Sub-Administrator. On November 1, 1997 (Commencement of Operations) the CitiSelect Folio 200, CitiSelect Folio 300, CitiSelect Folio 400 and CitiSelect Folio 500 each transferred a portion of their investable assets in the amount of $13,468,512, $45,037,659, $115,488,801 and $69,902,939 including $657,730, $2,460,410,
$6,297,679 and $2,672,891, respectively, of unrealized appreciation to the Portfolio in exchange for an interest in the Portfolio.

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Portfolio are as follows:

   A. Investment Security Valuations Equity securities are valued at the last sale price on the exchange on which they are primarily traded, or at the quoted bid price for securities in which there were no sales during the day, or for unlisted securities not reported on the NASDAQ system. Securities listed on a foreign exchange are valued at the last quoted sale price available. Bonds, foreign bonds and other fixed income securities (other than short-term obligations maturing in sixty days or less) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Board of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchanges or over-the-counter prices. Short-term obligations maturing in sixty days or less are valued at amortized cost which constitutes fair value as determined by the Trustees. Portfolio securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or under guidelines established by the Trustees. Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the New York Stock Exchange and may also take place on days on which the New York Stock Exchange is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolio's net asset value is calculated, such securities may be valued at fair value in accordance with procedures established by and under the general supervision of the Trustees.

   B. Income Interest income consists of interest accrued and discount earned, adjusted for amortization of premium or discount on debt securities when required for U.S. federal income tax purposes. Gain and loss from principal paydowns are recorded as interest income. Dividend income and other distributions from investments are recorded on the ex-dividend date. Dividend and interest income is recorded net of foreign taxes withheld. Reclaims of recoverable foreign taxes are the responsibility of the qualified investors.

   C. Foreign Currency Translation The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, as well as income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuation arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Translations of foreign currency includes net exchange gains and losses, disposition of foreign currency and the difference between the amount of investment income and expenses recorded and the amount actually received or paid.

   D. Forward Foreign Currency Contracts The Portfolio may enter into forward foreign currency contracts ("contracts") in connection with planned purchases or sales of securities, to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Portfolio could be exposed to risks if the counter-parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

   E. U.S. Federal Taxes The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income or excise tax is necessary.

   F. Expenses The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG. Expenses incurred by the Portfolio Trust with respect to any two or more portfolios or series are allocated in proportion to the average net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

   G. Other Investment transactions are accounted for on the date the investments are purchased or sold. Realized gains and losses are determined on the identified cost basis.

2. MANAGEMENT FEES Citibank is responsible for overall management of the Portfolio's business affairs, and has a separate Management Agreement with the Portfolio. Citibank also provides certain administrative services to the Portfolio. These administrative services include providing general office facilities and supervising the overall administration of the Portfolio. SFG acts as Sub-Administrator and performs such duties and receives such compensation from Citibank as from time to time are agreed to by Citibank and SFG.

   Citibank has delegated the daily management of the Portfolio to Hotchkis and Wiley (the "Subadviser"). Citibank is a wholly-owned subsidiary of Citicorp. Citicorp recently announced its intention to merge with The Travelers Group. Completion of the merger is subject to the satisfaction of certain conditions.

   The management fee paid to Citibank, amounted to $458,183 for the period November 1, 1997 (Commencement of Operations) to April 30, 1998. Management fees are computed at the annual rate of 0.80% of the Portfolio's average daily net assets less the aggregate amount (if any) payable by the Portfolio Trust pursuant to the Sub-management Agreement with the Subadviser. The Portfolio pays the Subadviser the following fees, which are accrued daily and payable monthly and are at the annual rates equal to a percentage of the aggregate assets of the Portfolio allocated to the Subadviser: 0.60% on first $10 million, 0.55% on next $40 million, 0.45% on next $100 million, 0.35% on next $150 million, 0.30% on remaining assets.

   The management fees paid to the Subadviser amounted to $537,282 for the period ended April 30, 1998.

3. PURCHASES AND SALES OF INVESTMENTS Purchases and sales of investments, other than short-term obligations, aggregated $46,022,137 and $46,351,760, respectively, for the period November 1, 1997 (Commencement of Operations) to April 30, 1998.

4. FEDERAL INCOME TAX BASIS OF INVESTMENTS The cost and unrealized appreciation (depreciation) in value of the investment securities owned at April 30, 1998, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                     $226,173,839
--------------------------------------------------------------------------------
Gross unrealized appreciation                                      $ 55,646,091
Gross unrealized depreciation                                       (12,894,760)
--------------------------------------------------------------------------------
Net unrealized appreciation                                        $ 42,751,331
--------------------------------------------------------------------------------

5. LINE OF CREDIT The Portfolio, along with other CitiFunds, entered into an ongoing agreement with a bank which allows the Funds collectively to borrow up to $60 million for temporary or emergency purposes. Interest on the borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the period November 1, 1997 (Commencement of Operations) to April 30, 1998, the commitment fee allocated to the Portfolio was $242. Since the line of credit was established, there have been no borrowings.

TRUSTEES AND OFFICERS
Philip W. Coolidge*, President
Riley C. Gilley
Diana R. Harrington
Susan B. Kerley
C. Oscar Morong Jr.
E. Kirby Warren
William S. Woods, Jr.

SECRETARY
Linda T. Gibson*

TREASURER
John R. Elder*

*Affiliated Person of Sub-Administrator and Distributor

INVESTMENT MANAGER
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

DISTRIBUTOR
CFBDS, Inc.
21 Milk Street, 5th Floor,
Boston, MA 02109
(617) 423-1679

TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

AUDITORS
Price Waterhouse LLP
160 Federal Street, Boston, MA 02110

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street, Boston, MA 02110

             THE CITIFUNDS FAMILY

             LARGE CAP STOCKS
          o  CitiFunds Growth & Income Portfolio
          o  CitiFunds Large Cap Growth Portfolio

             SMALL CAP STOCKS
          o  CitiFunds Small Cap Growth Portfolio
          o  CitiFunds Small Cap Value Portfolio

             INTERNATIONAL STOCKS
          o  CitiFunds International Growth & Income Portfolio

             GROWTH WITH INCOME
          o  CitiFunds Balanced Portfolio

             BONDS
          o  CitiFunds Intermediate Income Portfolio
          o  CitiFunds Short-Term U.S. Government Income Portfolio
          o  CitiFunds New York Tax Free Income Portfolio
          o  CitiFunds National Tax Free Income Portfolio

             MONEY MARKETS
          o  CitiFunds Cash Reserves
          o  CitiFunds U.S. Treasury Reserves
          o  CitiFunds Tax Free Reserves
          o  CitiFunds New York Tax Free Reserves
          o  CitiFunds California Tax Free Reserves
          o  CitiFunds Connecticut Tax Free Reserves

          This report is prepared for the information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.

          For more information contact your Service Agent or call 1-800-625-4554

          CitiFunds are made available by CFBDS, Inc. as distributor.


(C)1998 Citicorp          [LOGO] Printed on recycled paper           CFS/IGI/498